Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Current Liabilities [Line Items]
Income taxes payable	$ 1,560	$ 1,381
Deferred tax liabilities (Note 25)	1,987	2,207
Other	315	398
Other current liabilities	$ 3,862	$ 3,986